Scheduled Maturities for Total Time Deposits (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Due to mature in the fiscal year ending March 31:
2012	$ 17,080.2	760,749.9	630,337.1
2013	3,907.2	174,027.3
2014	882.5	39,307.1
2015	55.1	2,455.2
2016	124.2	5,530.8
Thereafter	61.4	2,736.5
Total	$ 22,110.6	984,806.8	802,389.4